Corporate governance	12 Months Ended
Dec. 31, 2017
Corporate governance
Corporate governance

30.   Corporate governance

        The Management Board of the General Partner, represented by Fresenius Medical Care Management AG, and the Supervisory Board of Fresenius Medical Care AG & Co. KGaA will issue a compliance declaration pursuant to Section 161 of the German Stock Corporation Act (AktG). The Company has frequently made this declaration available to the public by publishing it on its website: http://www.freseniusmedicalcare.com/en/home/investors/corporate-governance/declaration-of-compliance/.